DERIVATIVES ACTIVITIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized and unrealized gains and losses from derivative and non-derivative trading activities
Principal transactions	$ 4,781	$ 7,234	$ 7,517
Interest rate contracts
Realized and unrealized gains and losses from derivative and non-derivative trading activities
Principal transactions	2,301	5,136	3,231
Foreign exchange contracts
Realized and unrealized gains and losses from derivative and non-derivative trading activities
Principal transactions	2,403	2,309	1,852
Equity contracts
Realized and unrealized gains and losses from derivative and non-derivative trading activities
Principal transactions	158	3	995
Commodity and other contracts
Realized and unrealized gains and losses from derivative and non-derivative trading activities
Principal transactions	92	76	126
Credit derivatives
Realized and unrealized gains and losses from derivative and non-derivative trading activities
Principal transactions	$ (173)	$ (290)	$ 1,313